11. SEGMENTED INFORMATION	12 Months Ended
Sep. 30, 2018
Notes
11. SEGMENTED INFORMATION

11.  SEGMENTED INFORMATION

The Company has one reportable operating segment, that being the acquisition and exploration of mineral properties.  Geographical information is as follows:

	September 30, 2018	September 30, 2017
Non-current assets
USA	$590,349	$480,918
Peru	1,017,093	1,222,794
Canada	1,691,693	1,175,835
	$3,299,135	$2,879,547